LONG-TERM DEBT (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Feb. 28, 2021	Mar. 31, 2022	Mar. 31, 2021	May 06, 2020	Jul. 08, 2020	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Debt Instrument [Line Items]
Accrued interest							$ 0	$ 40,000
License Agreement [Member] | Purple Bio Tech [Member]
Debt Instrument [Line Items]
Principal amount			$ 1,500,000				$ 1,500,000
Debt Instrument, Interest Rate During Period			5.00%				5.00%
Debt Instrument, Convertible, Conversion Price			$ 5				$ 5
Note Payable 1 [Member]
Debt Instrument [Line Items]
Principal amount							$ 200,000	$ 200,000
Debt stated interest rate							9.00%	9.00%
Debt maturity date				Jun. 15, 2020				Jun. 15, 2020
Note payable							$ 0	$ 200,000
Note Payable 2 [Member]
Debt Instrument [Line Items]
Principal amount	$ 500,000
Debt stated interest rate	8.00%
Debt maturity date	Feb. 08, 2021
Note payable			$ 500,000	$ 500,000			500,000	500,000
Debt Instrument, Interest Rate Terms	plus additional 2% in the event of default
Note Payable 3 [Member]
Debt Instrument [Line Items]
Principal amount	$ 250,000
Debt stated interest rate	8.00%
Debt maturity date	Feb. 08, 2021
Note payable			$ 0	250,000			$ 0	250,000
Debt Instrument, Interest Rate Terms	plus additional 2% in the event of default
Note Payable 4 [Member]
Debt Instrument [Line Items]
Principal amount	$ 250,000
Debt stated interest rate	8.00%
Debt maturity date			Feb. 08, 2021				Feb. 08, 2021
Note payable			$ 0	250,000			$ 0	250,000
Debt Instrument, Interest Rate Terms	plus additional 2% in the event of default
Note Payable 5 [Member]
Debt Instrument [Line Items]
Principal amount	$ 333,000
Debt stated interest rate	8.00%
Debt maturity date	Feb. 08, 2021
Note payable			0	333,000			0	333,000
Debt Instrument, Interest Rate Terms	plus additional 2% in the event of default
Note Payable 6 [Member]
Debt Instrument [Line Items]
Principal amount	$ 167,000
Debt stated interest rate	8.00%
Debt maturity date	Feb. 08, 2021
Note payable			167,000	167,000			167,000	167,000
Debt Instrument, Interest Rate Terms	plus additional 2% in the event of default
Note Payable 7 [Member]
Debt Instrument [Line Items]
Principal amount									$ 104,000
Note payable			0	104,000			0	104,000
PPP Loan [Member]
Debt Instrument [Line Items]
Note payable			0	155,095			0	77,500
Proceeds from loan		$ 77,595			$ 77,500
EIDL Loan [Member]
Debt Instrument [Line Items]
Debt stated interest rate						3.75%
Note payable			$ 150,000	$ 150,000			$ 150,000	$ 150,000
Proceeds from loan						$ 150,000